Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Fuel oil	$ 73	$ 74
Coal	93	97
Natural gas	21	28
Spare parts	196	213
Total Inventory	$ 383	$ 412